Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Leases [Abstract]
Components of Lease Costs
The components of our lease costs were as follows (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Operating lease costs	$580	$1,154	$1,361	$2,423
Variable and short-term lease costs	2,260	1,672	4,646	2,961
Interest expense on finance lease liabilities	—	1,256	48	2,545
Amortization expense of finance lease assets	—	513	54	4,636

Total lease costs	$2,840	$4,595	$6,109	$12,565

The components of our operating and finance lease costs were as follows (in thousands):

	Year Ended September 30,
	2024	2023
Operating lease costs	$4,309	$8,517
Variable and short-term lease costs	9,545	3,691
Interest expense on finance lease liabilities	3,530	4,492
Amortization expense of finance lease assets	5,163	13,414

Total lease costs	$22,547	$30,114

Schedule of Weighted Average Remaining Terms and Discount Rates for Operating and Financing Leases
The table below presents the weighted average remaining terms and discount rates for our operating and finance leases as of September 30, 2024:

As of September 30, 2024
Finance leases:
Weighted average remaining lease term	2.7
Weighted average discount rate	5.8%
Operating leases:
Weighted average remaining lease term	6.5
Weighted average discount rate	6.0%

Schedule of Future Minimum Rental Payments Under Operating and Finance Leases of Initial or Remaining Non-cancelable Lease Terms
The following table summarizes future minimum rental payments, primarily related to facilities and leased aircraft, required under operating and finance leases that had initial or remaining non-cancelable lease terms as of September 30, 2024 (in thousands):

Periods Ending September 30,	Operating Leases	Finance Leases
2025	$2,273	$1,762
2026	1,613	1,714
2027	1,468	1,206
2028	1,037	—
2029	941	—
Thereafter	3,187	—

Total lease payments	10,519	4,682
Less: imputed interest	(1,929)	—

Amounts recorded in the consolidated balance sheet	$8,590	$4,682